SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	(together, the “SA Funds”)

Supplement dated December 15, 2017 to the
Prospectus dated October 29, 2017

This Supplement amends information in the Select Class Shares Prospectus of the SA Funds –Investment Trust (“Trust”), dated October 29, 2017. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Effective January 1, 2018, the Board of Trustees of the Trust approved a lowering of the management fee and an amendment to the fee waiver and/or expense reimbursement for certain Funds of the Trust. As a result of these changes, the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 6-7, 11-12, 15, 18-19, 21-22, 25-26, 30 and 34 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

SA U.S. Fixed Income Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.18%
Shareholder servicing fee	0.05%
Other expenses	0.20%
Total annual Select Class operating expenses	0.43%
Fee waiver and/or expense reimbursement[1]	0.00%
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	0.43%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.45%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$44	$138	$241	$542

SA Global Fixed Income Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.28%
Shareholder servicing fee	0.05%
Other expenses	0.20%
Total annual Select Class operating expenses	0.53%
Fee waiver and/or expense reimbursement[1]	(0.02)%
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	0.51%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.55%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$52	$164	$287	$656

SA U.S. Core Market Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.43%
Shareholder servicing fee	0.05%
Other expenses	0.20%
Acquired fund fees and expenses	0.02%
Total annual Select Class operating expenses	0.70%
Fee waiver and/or expense reimbursement[1]	(0.02)%
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	0.68%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.70%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$69	$218	$380	$862

SA U.S. Value Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.50%
Shareholder servicing fee	0.05%
Other expenses	0.22%
Total annual Select Class operating expenses	0.77%
Fee waiver and/or expense reimbursement[1]	(0.02)%
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	0.75%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.80%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$77	$240	$419	$945

SA U.S. Small Company Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.65%
Shareholder servicing fee	0.05%
Other expenses	0.25%
Total annual Select Class operating expenses	0.95%
Fee waiver and/or expense reimbursement[1]	(0.03)%
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	0.92%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.95%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$94	$293	$512	$1,153

SA International Value Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.65%
Shareholder servicing fee	0.05%
Other expenses	0.21%
Total annual Select Class operating expenses	0.91%
Fee waiver and/or expense reimbursement[1]	(0.03)%
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	0.88%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.95%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$90	281	$490	$1,107

SA International Small Company Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.25%
Shareholder servicing fee	0.05%
Other expenses	0.26%
Acquired fund fees and expenses	0.53%
Total annual Select Class operating expenses	1.09%
Fee waiver and/or expense reimbursement[1]	(0.05)%
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	1.04%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.55%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$106	$331	$578	$1,307

SA Emerging Markets Value Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.92%
Shareholder servicing fee	0.05%
Other expenses	0.55%
Total annual Select Class operating expenses	1.52%
Fee waiver and/or expense reimbursement[1]	(0.37)%
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	1.15%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 1.15%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$117	$365	$662	$1,661

SA Real Estate Securities Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.45%
Shareholder servicing fee	0.05%
Other expenses	0.40%
Total annual Select Class operating expenses	0.90%
Fee waiver and/or expense reimbursement[1]	(0.15)%
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	0.75%

* Management fees in the fee table above have been restated to reflect current fees.
1 The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.75%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$77	$240	$429	$1,042

*	*	*

As a result of the reduction in fees discussed earlier, the Management Fees and Expense Limitation sections of the prospectus, found on pages 73-74, have been amended and are replaced in their entirety with the following:

Management Fees

The following chart shows the aggregate annual investment management fees (including sub-advisory fees) that each Fund paid to the Adviser and the Sub-Adviser from July 1, 2017 through December 31, 2017, pursuant to the Investment Advisory and Administrative Services Agreement between the Trust, on behalf of each Fund, and the Adviser (the “Investment Advisory Agreement”) and the Investment Sub-Advisory Agreement among the Trust, on behalf of each Fund, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”). The Investment Advisory Agreement and the Sub-Advisory Agreement were each amended effective January 1, 2018 and new annual investment management fee rates (including sub-advisory fee rates) are in effect January 1, 2018. Please refer to the “Fund Summary” for each Fund for more information about the fees payable to the Adviser and fee waivers and reimbursements.

	July 1, 2017
	through
Investment Management Fee Paid	December 31,	Effective
(expressed as percentage of average daily net assets)	2017	January 1, 2018
SA U.S. Fixed Income Fund	0.20%	0.18%
SA Global Fixed Income Fund	0.30%	0.28%
SA U.S. Core Market Fund	0.50%	0.43%
SA U.S. Value Fund	0.55%	0.50%
SA U.S. Small Company Fund	0.80%	0.65%
SA International Value Fund	0.70%	0.65%
SA International Small Company Fund	0.50%	0.25%
SA Emerging Markets Value Fund	1.00%	0.92%
SA Real Estate Securities Fund	0.50%	0.45%

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement and the Sub-Advisory Agreement is available in the SA Funds’ annual report for the period ended June 30, 2017.

Expense Limitation

Pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “Fee Waiver Agreement”), which was last amended effective January 1, 2018, the Adviser has contractually agreed to waive the fees payable to it under the Investment Advisory Agreement, and/or to reimburse the operating expenses allocated to the Select Class shares of a Fund with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed, in the aggregate, the rate per annum, as set forth below. The Fee Waiver Agreement with respect to the Funds will remain in effect until October 28, 2021, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary. Below are the Fund Expense Limitations for the Investor Class shares and Select Class shares. Investor Class shares are not available through this Prospectus.

	Investor	Select
	Class	Class
	July 1,	July 1,	Investor	Select
Fund Expense Limitation	2017	2017	Class	Class
(Shown is the resulting ratio of total	through	through	Effective	Effective
annual fund operating expenses	December 31,	December 31,	January 1,	January 1,
expressed as a percentage)	2017	2017	2018	2018
SA U.S. Fixed Income Fund	0.65%	0.45%	0.65%	0.45%
SA Global Fixed Income Fund	0.80%	0.60%	0.75%	0.55%
SA U.S. Core Market Fund	1.00%	0.80%	0.90%	0.70%
SA U.S. Value Fund	1.05%	0.85%	1.00%	0.80%
SA U.S. Small Company Fund	1.20%	1.00%	1.15%	0.95%
SA International Value Fund	1.20%	1.00%	1.15%	0.95%
SA International Small Company Fund	1.10%	0.90%	0.75%	0.55%
SA Emerging Markets Value Fund	1.40%	1.20%	1.35%	1.15%
SA Real Estate Securities Fund	1.00%	0.80%	0.95%	0.75%

Up to January 1, 2018, under the Investment Advisory Agreement, the Adviser may elect to recapture, separately for each class, any amounts waived or reimbursed subject to the following conditions: (1) any recapture must be made within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the recapture, (3) recapture will be permitted if, and to the extent that, recapture does not cause the Select Class shares’ total annual operating expenses to be less than 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement, and (4) the Adviser may not request or receive any recapture for the reductions and waivers before payment of the relevant Fund’s operating expenses for Select Class shares for the current year.

*	*	*

Effective April 1, 2018, the Purchasing Shares section of the prospectus, found on page 76, is being amended and replaced in its entirety with the following:

Select Class shares are available to investors that invest through the Adviser’s Strategist Program and certain registered investment companies at the discretion of the Adviser. In addition, beginning on April 1, 2018, Select Class shares are available to certain Turn-Key Asset Management Program participants who: invest in aggregate at least $500,000 across the Funds; investors who invest through a unified managed account program sponsored by the Adviser who invest at least $500,000 in a model portfolio that includes one or more of the Funds; or investors who are clients of investment advisors whose clients invest in aggregate at least $20 million in the Funds and other accounts managed by the Adviser. The Adviser may automatically convert Investor Class shares to Select Class shares when investment level thresholds are achieved. The minimum initial purchase amount of Select Class shares is generally $100,000 in aggregate across all of the SA Funds with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced. If you are investing in the SA Funds through a 401(k) or other retirement plan, you should contact your employer, plan administrator or plan sponsor for the terms and procedures that pertain to your investment. A Fund, in its sole discretion, may accept or reject any order for purchase of Fund shares. You may purchase shares of the SA Funds on any day that the NYSE is open. Please contact an authorized investment provider to purchase shares of the SA Funds.

If you are making an initial investment through an investment advisor, brokerage firm or retirement program, you may need to submit a fully executed account application and funds for the purchase in the form of a check, electronic transfer or wire transfer.

If you purchase shares through an omnibus account maintained by a securities firm or through another financial intermediary, the firm or intermediary may charge you an additional fee, which will reduce your investment accordingly.

All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

You should retain this Supplement for future reference.

SA Funds–Investment Trust
SEC file number: 811-09195